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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment  [ ]                     Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       K Capital Partners, LLC
Address:    75 Park Plaza
            Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Administrative Officer
Phone:  617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham, Boston, Massachusetts, August 13, 2002
---------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $102,900 (in thousands)

Pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, the institutional investment manager filing this report has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




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
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                                                     Value        Shrs or    Sh/   Put/   Investment Other    Voting Authority
Name of Issuer            Title of Class   CUSIP     (x$1000)     Prn Amt    Prn   Call   Discretion Managers Sole   Shared   Other

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
CNH Global NV             Common Stock     N20935107   12148      3014500      SH         Sole                3014500

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Gemstart-TV Guide Int     Common Stock     006848105    2695       500000      SH         Sole                 500000

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Grey Global Group Inc     Common Stock     39787M108    8519        12346      SH         Sole                  12346

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Liberty Media Corp        Common Stock     530718105   25000      2500000      SH         Sole                2500000

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Pepsico Inc               Common Stock     713448108   25477       528565      SH         Sole                 528565

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Prime Group Realty Trust  REITS/RICS       74158J103   16290      2502300      SH         Sole                2502300

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Primedia Inc              Common Stock     74157K101     225       184054      SH         Sole                 184054

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Providian Finl Corp       Options - Calls  74406A2AA    3855      2000000      SH   Call  Sole                2000000

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Stet Hellas Telecom S.A.  ADRS Stocks      859823106    6115       926450      SH         Sole                 926450

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Triton PCS Holdings Inc   Common Stock     89677M106    7212      1849300      SH         Sole                1849300

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Tyco Intl Ltd             Convrt Bonds     902124AC0   52782     86000000      PRN        Sole               86000000

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UnitedGlobalCom Inc       Common Stock     913247508    5731      2084400      SH         Sole                2084400

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Valero Energy Corp        Common Stock     91913Y100   22452       600000      SH         Sole                 600000

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